Share-Based Compensation (Table) (Details) - Restricted Stock Units [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 3.79	$ 0	$ 19.36
Granted, Weighted Average Fair Value on Grant Date		3.79
Vested, Actual Fair Value on Vesting Date	4.45	4.95	7.92
Unvested, Weighted Average Fair Value on Grant Date, closing balance	$ 3.79	$ 3.79	$ 0
Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested, Number of Units, opening balance	1,246,096	0	62,500
Granted, Number of Units		1,359,375
Vested, Number of Units	(317,188)	(113,279)	(112,500)
Unvested, Number of Units, closing balance	928,908	1,246,096	0
Management [Member] | First Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Units			25,000
Vested, Actual Fair Value on Vesting Date			$ 9.28
Management [Member] | Second Grant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of Units			25,000
Vested, Actual Fair Value on Vesting Date			$ 9.04